Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Oct. 03, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Taxes computed at statutory rate		35.00%	35.00%	35.00%
Non-cash gain related to correction of tax balances	$ 10,200		$ 9,700	$ 13,200
Non-current deferred tax liabilities included in deferred credits and other liabilities		$ 558,600	485,400
Net federal, state and foreign income taxes paid (refund received)		329,300	260,300	398,700
Cumulative undistributed foreign earnings		190,100	169,600
Unrecognized tax benefits		44,088	50,510	63,001	$ 65,975
Amount of unrecognized tax benefits affects effective tax rate		43,400	49,800
Estimate of possible decrease in gross uncertain tax positions, exclusive of interest, as a result of the expiration of the statute of limitations		8,600
Expense (benefit) for interest and penalties		(2,800)	(7,000)	$ (9,000)
Accrued interest and penalties related to uncertain tax positions		18,400	21,200
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
State net operating loss carryforwards		573,400	487,900
Foreign Country [Member]
Income Tax Disclosure [Line Items]
Foreign net operating loss carryforwards		$ 18,500	$ 22,300
Maximum [Member] | State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Unused net operating loss carryforward expiration year		2036
Maximum [Member] | Foreign Country [Member]
Income Tax Disclosure [Line Items]
Unused net operating loss carryforward expiration year		2036
Minimum [Member] | State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Unused net operating loss carryforward expiration year		2017
Minimum [Member] | Foreign Country [Member]
Income Tax Disclosure [Line Items]
Unused net operating loss carryforward expiration year		2028